Note 23 - Discontinued Operations - Results of Discontinued Operations (Details) - USD ($)			10 Months Ended	12 Months Ended
		Nov. 08, 2019	Nov. 08, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Research and development (Note 22)				$ 2,083,815	$ 2,262,476	$ 2,039,421
Selling, marketing and administration (Note 22)				6,697,387	6,173,875	5,887,709
Interest expense (Notes 9 and 12)				819,911
Impairment of long lived assets (Notes 10 and 24)				1,764,459
Other income, including interest				(10,540)	(14,234)	(18,279)
Operating expenses				11,727,372	8,422,117	7,908,851
Net income (loss) from discontinued operations				5,481,757	(7,900,662)	(4,888,946)
Wages and benefits				874,673	822,258	703,759
Supplies				137,233	156,184	71,830
Subcontract fees				834,598	888,566	1,044,936
Stock-based compensation				237,311	395,468	218,896
Research and development				2,083,815	2,262,476	2,039,421
Wages and benefits				1,619,719	1,433,286	1,443,656
Rent and facility costs				94,051	96,260	96,297
General expenses				813,951	392,901	598,600
Stock-based compensation				2,650,830	3,207,411	2,739,462
Professional fees				1,120,805	735,604	597,865
Depreciation and amortization				243,674	153,244	182,252
Selling, marketing and administration				6,697,387	6,173,875	5,887,709
Net income (loss)				(5,952,875)	(16,322,779)	(12,797,797)
Depreciation of property and equipment				166,342	96,452	128,283
Impairment loss				1,764,459
Stock-based compensation				2,888,141	3,602,879	2,958,358
Income tax recovery				(292,740)
Total adjustments to reconcile profit (loss)				(6,177,907)	(4,665,994)	(4,768,241)
Prepaid and other current assets				(685,667)	(75,855)	78,011
Accounts payable and accrued liabilities				420,457	244,054	(544,809)
Cash flows from operating activities				(9,394,221)	(9,288,588)	(9,163,690)
Purchase of property and equipment (Note 7)				(445,678)		(57,023)
Purchase of patents and licenses (Note 8)				(65,806)	(67,608)	(41,728)
Cash flows from investing activities				5,397,139	(3,535,600)	(441,065)
Payment of lease liability (Note 9)				(19,162)
Cash flows from financing activities				3,135,255	10,648,003	123,528
EFFECT OF EXCHANGE RATE CHANGES ON CASH				(277,912)	(230,425)	79,423
Current trade receivables					946,944	493,925
Prepaid and other current assets				831,265	2,936,619	1,957,727
Inventory					436,833	524,582
Property and equipment				3,143,060	9,299,513	8,278,170
Right-of-use assets				222,517
Patents and licenses				452,384	466,714	456,250
Goodwill and intangible assets					8,483,412	8,520,640
Trade payables				(1,507,644)	(2,269,845)	(504,229)
Lease Liability				(90,504)
Deferred tax liability					(1,000,427)	(1,298,367)
Discontinued operations [member]
Statement Line Items [Line Items]
Revenue			$ 4,426,355		3,888,185	2,794,044
Cost of revenue			1,201,373		1,475,969	1,342,691
Gross margin			3,224,982		2,412,216	1,451,353
Research and development (Note 22)			5,677,222		6,430,328	3,403,452
Selling, marketing and administration (Note 22)			1,950,526		5,515,329	4,983,032
Interest expense (Notes 9 and 12)			74,494
Impairment of long lived assets (Notes 10 and 24)					156,717
Other income, including interest			(1,251,737)		(1,491,556)	(1,748,245)
Operating expenses			6,450,505		10,610,818	6,638,239
Loss from discontinued operations			(3,225,523)		(8,198,602)	(5,186,886)
Gain on sale of discontinued operations, net of taxes			8,707,280
Income tax recovery					(297,940)	(297,940)
Net income (loss) from discontinued operations			5,481,757		(7,900,662)	(4,888,946)
Non-contract revenue (at a point in time)(1)(3)	[1],[2]		2,092,426		3,261,518	2,714,044
Contract revenue			2,333,929		626,667	80,000
Total revenue			4,426,355		3,888,185	2,794,044
Balance, receivables			60,000	60,000	40,000
Balance, liabilities						(20,000)
Revenues recognized, receivables			2,333,929		626,667	80,000
Revenues recognized, liabilities			(2,333,929)		(626,667)	(60,000)
Changes due to payment, fulfillment of performance obligations or other, receivables			(1,293,929)		(606,667)	(40,000)
Changes due to payment, fulfillment of performance obligations or other, liabilities			2,333,929		626,667	80,000
Balance, liabilities
Balance, receivables		1,100,000	1,100,000		60,000	40,000
Wages and benefits			3,565,076		3,818,980	2,135,329
Supplies			1,412,572		2,070,495	1,118,011
Subcontract fees			728,457		400,000
Stock-based compensation			(28,883)		140,853	150,112
Research and development			5,677,222		6,430,328	3,403,452
Wages and benefits			887,860		1,034,715	1,131,322
Rent and facility costs			604,442		975,467	1,079,635
General expenses			458,465		785,635	585,637
Stock-based compensation			(46,725)		278,385	66,454
Professional fees			46,484		31,747	27,076
Depreciation and amortization					2,409,380	2,092,908
Selling, marketing and administration			1,950,526		5,515,329	4,983,032
Net income (loss)				5,481,757	(7,900,662)	(4,888,946)
Depreciation of property and equipment					2,372,152	2,055,680
Gain on sale of discontinued operations				(8,707,280)
Amortization of intangibles					37,228	37,228
Interest expense				74,494
Impairment loss					156,717
Stock-based compensation				(75,608)	419,238	216,566
Income tax recovery					(297,940)	(297,940)
Deferred rent				(1,825)	(21,992)
Expected credit loss					40,615
Total adjustments to reconcile profit (loss)				(3,228,462)	(5,194,644)	(2,877,412)
Accounts receivable				584,902	(508,093)	(171,257)
Prepaid and other current assets				497,259	(949,401)	(927,685)
Inventory				(334,425)	78,733	663,992
Accounts payable and accrued liabilities				(470,378)	1,782,612	(616,289)
Cash flows from operating activities				(2,951,104)	(4,790,793)	(3,928,651)
Proceeds from the sale of discontinued operations, net of cash given up (1)				7,519,126
Purchase of property and equipment (Note 7)				(1,599,272)	(3,467,992)	(912,774)
Purchase of patents and licenses (Note 8)				(11,231)		(18,815)
Cash flows from investing activities				5,908,623	(3,467,992)	(931,589)
Payment of lease liability (Note 9)				(258,460)
Cash flows from financing activities				(258,460)
EFFECT OF EXCHANGE RATE CHANGES ON CASH				(14,010)	26,490	(65,338)
NET CHANGE IN CASH				$ 2,685,049	(8,232,295)	(4,925,578)
Current trade receivables		396,037	396,037
Prepaid and other current assets		2,303,014	2,303,014
Inventory		774,404	774,404
Property and equipment		8,424,638	8,424,638
Right-of-use assets		880,577	880,577
Patents and licenses		29,696	29,696
Goodwill and intangible assets		6,718,953	6,718,953
Trade payables		(1,312,053)	(1,312,053)
Lease Liability		(695,733)	(695,733)
Deferred tax liability		(707,687)	(707,687)
Net assets disposed		16,811,846	16,811,846
(1) Consideration received in cash	[3]	8,000,000
(1) Cash given up	[4]	(480,874)
Consideration receivable		18,000,000
Net inflows		$ 25,519,126
Discontinued operations [member] | Goods or services transferred over time [member]
Statement Line Items [Line Items]
Contract revenue	[1],[5]		2,221,429		441,667	80,000
Revenues recognized, receivables	[1],[5]		2,221,429		441,667	80,000
Discontinued operations [member] | Goods or services transferred at point in time [member]
Statement Line Items [Line Items]
Contract revenue	[1],[5]		112,500		185,000
Revenues recognized, receivables	[1],[5]		$ 112,500		$ 185,000

[1]	All revenue was generated from the Singapore geographic region.
[2]	Revenue from the sale of products.
[3]	Consideration received in cash $ 8,000,000
[4]	Cash given up (480,874)
[5]	Revenue from long-term projects or non-recurring engineering (NRE).